CONSOLIDATED BALANCE SHEETS		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Current assets
Cash		¥ 109,991,674	$ 15,135,358	¥ 104,125,800
Restricted cash		848,936	116,817	731,545
Short-term investments		88,100,000	12,121,834	184,184,455
Accounts receivable, net		38,631,762	5,315,907	27,453,415
Inventories, net		1,128,912	155,343	6,330,701
Loans to third parties		208,928,370	28,749,500	123,055,874
Notes receivable		1,341,820	184,641	3,742,390
Purchase advances, net		5,156,550	709,565	2,680,456
Contract costs, net		48,335,817	6,651,230	49,572,685
Prepaid expenses		401,586	55,260	350,119
Total Current Assets		506,485,249	69,694,689	504,413,173
Property and equipment, net		22,137,940	3,046,282	24,752,864
Construction in progress		219,132	30,154	0
Long-term other receivables, net				3,640
Operating lease right-of-use assets, net (including ¥335,976 and ¥1,769,840 ($243,538) from a related party as of June 30, 2023 and June 30, 2024, respectively)		23,547,193	3,240,202	2,654,900
Total Assets		552,389,514	76,011,327	531,824,577
Current liabilities
Short-term bank loans		12,425,959	1,709,869	12,451,481
Accounts payable		10,187,518	1,401,849	10,791,721
Contract liabilities		1,820,481	250,507	2,748,365
Accrued payroll and employees' welfare		3,237,164	445,449	2,382,516
Taxes payable		993,365	136,692	1,163,006
Short-term borrowings - related parties		10,002,875	1,376,441	20,018,222
Operating lease liabilities - current (including ¥335,976 and ¥1,775,114 ($244,264) from a related party as of June 30, 2023 and June 30, 2024, respectively)		3,741,247	514,812	3,066,146
Total Current Liabilities		47,477,363	6,533,102	61,032,862
Operating lease liabilities - non-current (including ¥nil and ¥335,976 ($46,232) from a related party as of June 30, 2023 and June 30, 2024, respectively)		3,971,285	546,467	25,144
Long-term borrowings - related party		10,000,000	1,376,046
Warrant liability - non-current		6,969	959	31,615,668
Total Liabilities		61,455,617	8,456,574	92,673,674
Commitments and Contingencies
Shareholders' Equity
Additional paid-in capital	[1]	681,476,717	93,774,317	580,340,061
Statutory reserve		4,148,929	570,912	4,148,929
Accumulated deficit		(220,312,085)	(30,315,952)	(170,440,826)
Accumulated other comprehensive income		37,136,649	5,110,173	35,127,173
Total Recon Technology, Ltd' equity		502,554,537	69,153,806	449,206,962
Non-controlling interests		(11,620,640)	(1,599,053)	(10,056,059)
Total shareholders' equity		490,933,897	67,554,753	439,150,903
Total Liabilities and Shareholders' Equity		552,389,514	76,011,327	531,824,577
Class A ordinary shares
Shareholders' Equity
Common stock value	[1]	99,634	13,710	26,932
Class B ordinary shares
Shareholders' Equity
Common stock value	[1]	4,693	646	4,693
Related Parties
Current assets
Other receivables, net		275,976	37,976
Operating lease right-of-use assets, net (including ¥335,976 and ¥1,769,840 ($243,538) from a related party as of June 30, 2023 and June 30, 2024, respectively)		1,769,840	243,538	335,976
Current liabilities
Other payables		2,299,069	316,362	2,592,395
Operating lease liabilities - current (including ¥335,976 and ¥1,775,114 ($244,264) from a related party as of June 30, 2023 and June 30, 2024, respectively)		1,775,114	244,264	335,976
Operating lease liabilities - non-current (including ¥nil and ¥335,976 ($46,232) from a related party as of June 30, 2023 and June 30, 2024, respectively)		335,976	46,232	0
Third Parties
Current assets
Accounts receivable, net		38,631,762	5,315,907	27,453,415
Other receivables, net		3,352,052	461,258	2,185,733
Current liabilities
Other payables		¥ 2,769,685	$ 381,121	¥ 5,819,010

[1]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.